Schedule of Investments (unaudited)	iShares® MSCI Emerging Markets Min Vol Factor ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 0.7%
Cia. de Saneamento Basico do Estado de Sao
Paulo SABESP	272,787	$3,837,066
Energisa SA	230,103	2,003,087
Equatorial Energia SA	1,145,115	6,374,471
Equatorial Energia SA, NVS(a)	9,009	50,150
Raia Drogasil SA	1,064,383	5,081,811
Telefonica Brasil SA	687,714	5,671,031
TIM SA/Brazil	1,432,441	4,326,594
TOTVS SA	401,119	2,193,936
		29,538,146
Chile — 0.1%
Enel Americas SA	23,228,717	2,297,543
Latam Airlines Group SA	239,997,309	3,228,687
		5,526,230
China — 22.3%
360 Security Technology Inc., Class A(a)	3,854,800	4,382,359
Agricultural Bank of China Ltd., Class H	133,907,039	56,137,929
Anhui Gujing Distillery Co. Ltd., Class B	1,051,192	16,331,775
Anjoy Foods Group Co. Ltd., Class A	154,800	1,935,781
Anker Innovations Technology Co. Ltd.	380,340	3,673,322
Bank of China Ltd., Class H	132,761,000	62,934,374
Bank of Communications Co. Ltd., Class A	3,760,074	3,647,623
Bank of Communications Co. Ltd., Class H	10,789,000	8,143,116
Bank of Shanghai Co. Ltd., Class A	4,360,911	4,686,018
Beijing Kingsoft Office Software Inc., Class A	55,613	1,985,083
Beijing Tiantan Biological Products Corp. Ltd.,
Class A	1,181,000	4,613,055
Beijing-Shanghai High Speed Railway Co. Ltd.,
Class A	34,638,800	24,150,494
BOE Technology Group Co. Ltd., Class A	26,192,100	14,717,643
Brilliance China Automotive Holdings Ltd.	9,508,000	7,504,510
BYD Electronic International Co. Ltd.	526,000	2,284,920
CGN Power Co. Ltd., Class H(b)	94,623,000	36,259,579
Changchun High-Tech Industry Group Co. Ltd.,
Class A	133,500	1,926,850
China CITIC Bank Corp. Ltd., Class H	42,632,000	26,074,213
China Coal Energy Co. Ltd., Class H	5,056,262	6,368,495
China Construction Bank Corp., Class A	7,092,984	6,872,127
China Construction Bank Corp., Class H	41,488,000	29,445,032
China Eastern Airlines Corp. Ltd., Class A(a)	3,984,200	2,166,130
China Huishan Dairy Holdings Co. Ltd.(c)	5,944,807	8
China Minsheng Banking Corp. Ltd., Class A	15,894,754	8,554,554
China National Nuclear Power Co. Ltd., Class A	2,297,400	3,029,511
China Oilfield Services Ltd., Class H	2,168,896	2,310,228
China Petroleum & Chemical Corp., Class H	10,756,000	6,852,091
China Railway Signal & Communication Corp. Ltd.,
Class A	5,217,891	3,942,346
China Resources Microelectronics Ltd.	959,385	5,035,375
China Shenhua Energy Co. Ltd., Class H	6,255,500	30,390,869
China Three Gorges Renewables Group Co. Ltd.,
Class A	8,271,730	5,318,930
China Tower Corp. Ltd., Class H(b)	125,233,886	14,787,780
China United Network Communications Ltd.,
Class A	7,795,435	4,906,749
China Yangtze Power Co. Ltd., Class A	10,646,183	38,995,021
China Zhenhua Group Science & Technology Co.
Ltd., Class A	337,678	2,100,027
Chongqing Rural Commercial Bank Co. Ltd.,
Class A	6,392,800	4,539,207
Security	Shares	Value

China (continued)
Chongqing Zhifei Biological Products Co. Ltd.,
Class A	730,500	$3,299,232
COSCO Shipping Holdings Co. Ltd., Class H	5,083,000	8,511,739
Daqin Railway Co. Ltd., Class A	9,466,000	9,212,050
Empyrean Technology Co. Ltd., NVS	202,300	2,209,876
Everdisplay Optronics Shanghai Co. Ltd.(a)	8,206,182	2,338,201
First Capital Securities Co. Ltd., Class A	2,662,200	1,979,377
Fuyao Glass Industry Group Co. Ltd., Class A	548,903	3,493,685
Fuyao Glass Industry Group Co. Ltd., Class H(b)	537,200	3,032,758
Gree Electric Appliances Inc. of Zhuhai, Class A	960,106	5,371,107
GRG Banking Equipment Co. Ltd., Class A	1,729,300	2,565,085
Guangdong Haid Group Co. Ltd., Class A	1,084,272	7,551,507
Guangzhou Baiyunshan Pharmaceutical Holdings
Co. Ltd., Class A	1,022,194	4,417,397
Guangzhou Haige Communications Group Inc. Co.,
Class A	1,771,700	2,643,381
Haier Smart Home Co. Ltd., Class A	1,048,400	3,793,888
Hainan Airlines Holding Co. Ltd., Class A(a)	30,254,800	5,667,146
Hainan Airport Infrastructure Co. Ltd., NVS(a)	4,134,970	1,946,872
Hengtong Optic-Electric Co. Ltd., Class A	1,755,500	3,616,487
Hualan Biological Engineering Inc., Class A	1,074,710	2,687,661
Huaneng Power International Inc., Class H(a)	5,246,000	3,474,794
Huaxia Bank Co. Ltd., Class A	2,471,903	2,343,390
Hundsun Technologies Inc., Class A	976,171	2,700,862
Hygon Information Technology Co. Ltd., NVS	221,963	2,178,414
Iflytek Co. Ltd., Class A	951,267	5,540,947
Industrial & Commercial Bank of China Ltd.,
Class H	80,520,000	45,617,601
Ingenic Semiconductor Co. Ltd., Class A	267,800	2,138,063
Inner Mongolia Yitai Coal Co. Ltd., Class B	7,014,117	12,898,126
JA Solar Technology Co. Ltd., Class A	1,149,800	2,389,854
Jiangsu Expressway Co. Ltd., Class H	14,516,000	15,110,966
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	1,738,379	10,130,918
Jiangsu Yangnong Chemical Co. Ltd., Class A	282,400	2,332,154
Jointown Pharmaceutical Group Co. Ltd., Class A	2,833,508	2,889,173
Kweichow Moutai Co. Ltd., Class A	39,190	8,890,306
Legend Biotech Corp., ADR(a)(d)	201,674	8,068,977
Lenovo Group Ltd.	3,044,000	4,384,907
Liaoning Port Co. Ltd., Class A	15,474,000	2,961,206
Lingyi iTech Guangdong Co., Class A	5,161,300	3,507,687
LONGi Green Energy Technology Co. Ltd., Class A	1,511,440	3,870,794
Meihua Holdings Group Co. Ltd.	1,950,900	2,948,545
Muyuan Foods Co. Ltd., Class A	803,100	5,207,511
National Silicon Industry Group Co. Ltd., Class A(a)	1,598,600	2,984,640
NAURA Technology Group Co. Ltd., Class A	54,200	2,188,546
Nongfu Spring Co. Ltd., Class H(b)	5,736,400	30,543,895
OFILM Group Co. Ltd., Class A(a)	1,941,500	2,162,003
People's Insurance Co. Group of China Ltd. (The),
Class H	63,935,172	22,282,606
PetroChina Co. Ltd., Class H	20,048,000	20,556,383
PICC Property & Casualty Co. Ltd., Class H	11,572,000	15,080,270
Postal Savings Bank of China Co. Ltd., Class H(b)	19,879,162	11,252,438
SDIC Power Holdings Co. Ltd., Class A	2,157,000	5,261,193
Shandong Gold Mining Co. Ltd., Class H(b)	6,666,250	14,338,882
Shandong Sun Paper Industry JSC Ltd., Class A	1,264,900	2,624,401
Shanghai Baosight Software Co. Ltd., Class B	7,206,741	15,681,458
Shanghai BOCHU Electronic Technology Corp. Ltd.,
Class A	142,984	3,930,182
Shanghai International Airport Co. Ltd., Class A(a)	854,519	4,084,058
Shanghai International Port Group Co. Ltd., Class A	4,628,500	3,625,124
Shanghai Pudong Development Bank Co. Ltd.,
Class A	4,122,386	4,732,340

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Min Vol Factor ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shanghai RAAS Blood Products Co. Ltd., Class A	4,789,400	$4,681,597
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.,
Class A	189,000	6,273,382
Shenzhen Goodix Technology Co. Ltd., Class A	256,900	2,185,006
Shenzhen Mindray Bio-Medical Electronics Co. Ltd.,
Class A	136,000	5,428,270
Shenzhen Transsion Holdings Co. Ltd., Class A	123,192	2,221,387
Sichuan Chuantou Energy Co. Ltd., Class A	2,692,110	6,673,857
Sinopharm Group Co. Ltd., Class H	1,732,800	4,715,513
Suzhou TFC Optical Communication Co. Ltd.	159,500	1,944,324
TCL Technology Group Corp., Class A(a)	13,199,650	7,777,210
Tianshui Huatian Technology Co. Ltd., Class A	2,311,500	2,604,097
Tongwei Co. Ltd., Class A	1,075,300	3,401,339
Want Want China Holdings Ltd.	34,485,958	20,769,892
Wens Foodstuffs Group Co. Ltd., Class A	1,866,700	5,501,252
Western Securities Co. Ltd., Class A	3,256,600	3,039,962
Will Semiconductor Co. Ltd. Shanghai, Class A	295,800	3,828,556
Wintime Energy Group Co. Ltd., NVS(a)	23,285,300	4,071,576
Wuliangye Yibin Co. Ltd., Class A	189,749	3,819,709
Xiaomi Corp., Class B(a)(b)	3,613,000	8,090,039
Xinjiang Daqo New Energy Co. Ltd.(a)	1,132,697	4,173,808
Yealink Network Technology Corp. Ltd., Class A	443,424	2,260,423
Yunnan Baiyao Group Co. Ltd., Class A	306,658	2,230,854
Zhejiang Dahua Technology Co. Ltd., Class A	1,122,500	2,536,011
Zhejiang Supor Co. Ltd., Class A	307,404	2,245,582
Zhejiang Zheneng Electric Power Co. Ltd.,
Class A(a)	7,799,600	7,193,123
Zhongji Innolight Co. Ltd., Class A	349,400	7,520,285
ZTE Corp., Class A	2,875,920	10,654,410
		978,095,651
Czech Republic — 0.2%
CEZ AS	230,912	9,625,245
Egypt — 0.3%
Commercial International Bank - Egypt (CIB)	6,936,614	11,475,422
Talaat Moustafa Group	1,644,141	1,881,006
		13,356,428
Greece — 0.5%
Hellenic Telecommunications Organization SA	1,100,937	16,088,011
Jumbo SA	243,587	6,977,624
		23,065,635
Hungary — 0.1%
Richter Gedeon Nyrt	89,758	2,274,373
India — 23.3%
ABB India Ltd.	97,877	9,751,939
Adani Ports & Special Economic Zone Ltd.	134,805	2,321,383
Apollo Hospitals Enterprise Ltd.	132,268	9,267,507
Asian Paints Ltd.	575,054	19,887,725
Aurobindo Pharma Ltd.	284,492	4,044,451
Avenue Supermarts Ltd.(a)(b)	110,232	5,681,412
Bajaj Auto Ltd.	317,014	34,526,309
Balkrishna Industries Ltd.	145,802	5,336,505
Bharti Airtel Ltd.	4,212,960	69,374,177
Bosch Ltd.	16,750	6,099,050
Britannia Industries Ltd.(a)	330,578	20,534,437
CG Power and Industrial Solutions Ltd.	287,671	2,217,553
Cipla Ltd.	1,790,027	31,094,487
Colgate-Palmolive India Ltd.	573,526	18,271,658
Dabur India Ltd.	3,585,724	23,418,010
Divi's Laboratories Ltd.	249,442	12,885,950
Dr. Reddy's Laboratories Ltd.	463,678	32,209,235
Security	Shares	Value

India (continued)
Eicher Motors Ltd.	99,210	$5,631,166
Godrej Consumer Products Ltd.	189,207	2,885,625
HCL Technologies Ltd.	2,913,603	46,320,195
HDFC Bank Ltd.	594,603	10,922,167
HDFC Life Insurance Co. Ltd.(b)	327,607	2,158,045
Hero MotoCorp Ltd.	160,729	9,872,486
Hindustan Unilever Ltd.	1,208,933	33,741,063
ICICI Bank Ltd.	943,682	12,674,001
ICICI Lombard General Insurance Co. Ltd.(b)	201,360	3,819,907
Indian Hotels Co. Ltd., Class A	1,708,646	11,435,968
Infosys Ltd.	1,987,296	33,686,879
ITC Ltd.	424,122	2,166,816
Jubilant Foodworks Ltd.	355,697	2,105,088
Kotak Mahindra Bank Ltd.	767,369	15,473,286
Larsen & Toubro Ltd.	102,809	4,519,365
LTIMindtree Ltd.(b)	287,614	16,236,460
Lupin Ltd.	971,261	18,440,391
Marico Ltd.	3,501,324	24,964,456
Maruti Suzuki India Ltd.	209,921	31,234,668
Max Healthcare Institute Ltd.	1,111,420	10,027,968
Mphasis Ltd.	145,964	4,003,992
MRF Ltd.	19,680	29,602,296
Nestle India Ltd., NVS	908,796	25,647,436
Page Industries Ltd.	31,729	13,689,625
Persistent Systems Ltd., NVS	338,289	13,828,050
Petronet LNG Ltd.	1,118,278	3,991,072
PI Industries Ltd.	148,240	6,286,298
Pidilite Industries Ltd.	824,612	29,363,660
Power Grid Corp. of India Ltd.	831,789	3,095,077
Reliance Industries Ltd.	814,861	27,954,526
SBI Life Insurance Co. Ltd.(b)	125,809	2,089,601
Siemens Ltd.	179,004	14,963,815
Sun Pharmaceutical Industries Ltd.	1,802,529	31,568,479
Tata Consultancy Services Ltd.	1,473,137	64,916,617
Tata Elxsi Ltd.	220,299	18,365,735
Tech Mahindra Ltd.	1,205,844	17,820,426
Titan Co. Ltd.	597,820	23,261,887
Torrent Pharmaceuticals Ltd.	838,217	27,108,184
Trent Ltd.	321,903	17,608,875
Tube Investments of India Ltd.	73,436	3,148,875
TVS Motor Co. Ltd.	153,552	4,014,745
UltraTech Cement Ltd.	33,073	3,932,490
Varun Beverages Ltd.	121,570	2,078,034
Wipro Ltd.	4,981,630	26,162,164
		1,019,739,747
Indonesia — 1.6%
Bank Central Asia Tbk PT	77,473,600	44,080,335
Chandra Asri Pacific Tbk PT	3,942,900	2,226,222
Sumber Alfaria Trijaya Tbk PT	62,954,100	10,266,361
Telkom Indonesia Persero Tbk PT	84,789,600	15,123,860
		71,696,778
Kuwait — 2.3%
Boubyan Bank KSCP	1,466,287	2,770,960
Kuwait Finance House KSCP	13,431,912	32,017,371
Mobile Telecommunications Co. KSCP	9,706,904	14,295,263
National Bank of Kuwait SAKP	17,841,598	49,871,816
		98,955,410
Malaysia — 4.2%
CELCOMDIGI Bhd	11,737,400	9,502,858
Gamuda Bhd	3,229,554	4,164,732
Genting Malaysia Bhd	3,946,900	2,226,198

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Min Vol Factor ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Hong Leong Bank Bhd	4,351,800	$17,823,890
IHH Healthcare Bhd(d)	19,395,300	25,506,035
IOI Corp. Bhd	2,614,000	2,124,266
Malayan Banking Bhd	20,737,900	43,760,498
Malaysia Airports Holdings Bhd	7,606,700	16,069,830
MISC Bhd	2,319,800	4,112,706
MR DIY Group M Bhd(b)(d)	18,607,350	7,155,153
Nestle Malaysia Bhd	869,600	23,573,605
PPB Group Bhd	1,113,400	3,491,350
Public Bank Bhd	3,967,000	3,456,810
QL Resources Bhd	2,495,959	3,340,672
Telekom Malaysia Bhd	3,664,000	4,840,855
Tenaga Nasional Bhd	4,490,900	12,441,329
		183,590,787
Mexico — 0.8%
America Movil SAB de CV	15,844,354	14,680,296
Wal-Mart de Mexico SAB de CV	4,978,175	18,716,753
		33,397,049
Peru — 0.9%
Cia. de Minas Buenaventura SAA, ADR	951,079	17,024,313
Credicorp Ltd.	128,373	21,222,624
		38,246,937
Philippines — 1.6%
Bank of the Philippine Islands	9,894,825	20,323,957
BDO Unibank Inc.	4,231,075	9,399,175
International Container Terminal Services Inc.	3,427,110	20,005,140
Jollibee Foods Corp.	2,953,620	10,938,464
Manila Electric Co.	1,318,650	8,274,236
SM Investments Corp.	149,615	2,226,445
		71,167,417
Qatar — 2.2%
Dukhan Bank	4,595,439	4,466,720
Masraf Al Rayan QSC	12,964,610	8,206,348
Ooredoo QPSC	7,363,161	19,000,612
Qatar Electricity & Water Co. QSC	5,211,986	21,471,555
Qatar Fuel QSC	1,666,797	6,150,289
Qatar Gas Transport Co. Ltd.	3,439,186	3,763,462
Qatar Islamic Bank SAQ	1,969,818	9,331,576
Qatar National Bank QPSC	7,071,699	26,257,099
		98,647,661
Russia — 0.0%
Polyus PJSC(a)(c)	95,932	11
Rosneft Oil Co. PJSC(a)(c)	759,070	84
Yandex NV(a)(c)	49,681	5
		100
Saudi Arabia — 8.6%
ACWA Power Co.	76,744	8,249,036
Advanced Petrochemical Co.	468,053	5,017,959
Al Rajhi Bank	1,403,022	28,579,123
Alinma Bank	803,236	6,564,310
Almarai Co. JSC	651,945	9,090,763
Arabian Internet & Communications Services Co.	282,214	19,913,063
Bank Al-Jazira(a)	904,077	3,627,659
Bupa Arabia for Cooperative Insurance Co.	261,464	16,103,176
Co. for Cooperative Insurance (The)	358,629	12,609,182
Dallah Healthcare Co.	118,526	5,240,440
Dar Al Arkan Real Estate Development Co.(a)	1,959,408	6,237,591
Dr Sulaiman Al Habib Medical Services Group Co.	137,866	9,815,442
Elm Co.	94,623	20,204,844
Etihad Etisalat Co.	2,614,855	32,742,204
Security	Shares	Value

Saudi Arabia (continued)
Jarir Marketing Co.	7,054,684	$23,989,595
Mobile Telecommunications Co. Saudi Arabia	5,304,202	15,980,346
Mouwasat Medical Services Co.	63,581	1,813,839
Nahdi Medical Co.	61,427	2,154,040
SABIC Agri-Nutrients Co.	709,196	20,088,864
Saudi Arabian Oil Co.(b)	5,040,131	38,964,088
Saudi Basic Industries Corp.	929,149	18,867,736
Saudi Electricity Co.	2,802,506	12,516,320
Saudi National Bank (The)	232,102	2,107,810
Saudi Telecom Co.	5,544,042	53,212,870
Yanbu National Petrochemical Co.	547,330	5,286,831
		378,977,131
South Korea — 6.1%
Celltrion Inc.	53,083	6,776,118
CJ CheilJedang Corp.	8,003	2,020,186
Coway Co. Ltd.	157,179	6,436,815
Hyundai Mobis Co. Ltd.	20,628	3,216,212
Kangwon Land Inc.	380,196	4,100,932
Kia Corp.	41,771	3,565,415
Korea Electric Power Corp.(a)	840,654	11,826,972
KT Corp.	242,037	6,462,282
KT&G Corp.	439,280	26,515,695
LG Electronics Inc.	34,929	2,656,833
LG Uplus Corp.	1,115,678	7,791,458
Orion Corp./Republic of Korea	164,052	10,853,980
Samsung Biologics Co. Ltd.(a)(b)	49,806	26,274,933
Samsung C&T Corp.	76,028	7,440,782
Samsung Electro-Mechanics Co. Ltd.	74,655	8,357,607
Samsung Electronics Co. Ltd.	798,613	42,312,753
Samsung Fire & Marine Insurance Co. Ltd.	16,919	4,271,285
Samsung SDS Co. Ltd.	248,278	27,543,361
SK Hynix Inc.	188,741	26,006,291
SK Telecom Co. Ltd.	583,824	21,544,145
Yuhan Corp.	220,698	11,025,812
		266,999,867
Taiwan — 15.1%
Accton Technology Corp.	471,000	7,375,077
Advantech Co. Ltd.	2,338,940	25,607,764
Asustek Computer Inc.	658,000	10,475,595
Catcher Technology Co. Ltd.	4,405,000	30,606,165
Cathay Financial Holding Co. Ltd.	3,442,020	5,989,742
Chang Hwa Commercial Bank Ltd.	5,980,525	3,366,796
China Steel Corp.	7,193,000	5,279,324
Chunghwa Telecom Co. Ltd.	17,042,000	67,431,211
Compal Electronics Inc.	16,559,000	19,015,411
Delta Electronics Inc.	549,000	5,532,001
E.Sun Financial Holding Co. Ltd.	28,048,250	24,803,466
Far EasTone Telecommunications Co. Ltd.	19,795,000	51,064,497
First Financial Holding Co. Ltd.	57,398,399	48,826,593
Formosa Petrochemical Corp.	3,529,000	7,361,921
Hon Hai Precision Industry Co. Ltd.	3,054,000	16,264,064
Hua Nan Financial Holdings Co. Ltd.	27,304,906	21,127,502
Innolux Corp.	9,853,000	4,243,050
Mega Financial Holding Co. Ltd.	9,713,810	11,734,568
Pegatron Corp.	1,243,000	4,079,231
PharmaEssentia Corp.(a)	315,000	4,061,746
Pou Chen Corp.	4,006,000	4,645,319
President Chain Store Corp.	5,765,000	48,101,691
Quanta Computer Inc.	526,000	4,469,099
Synnex Technology International Corp.	6,915,000	18,025,277
Taiwan Business Bank	22,288,448	11,652,662

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Min Vol Factor ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Taiwan Cement Corp.	6,240,000	$6,371,175
Taiwan Cooperative Financial Holding Co. Ltd.	56,324,884	44,482,936
Taiwan High Speed Rail Corp.	12,244,000	11,350,737
Taiwan Mobile Co. Ltd.	20,486,000	66,853,016
Taiwan Semiconductor Manufacturing Co. Ltd.	1,204,000	30,831,949
Uni-President Enterprises Corp.	8,099,000	20,023,336
WPG Holdings Ltd.	8,556,440	22,826,040
		663,878,961
Thailand — 4.0%
Advanced Info Service PCL, NVDR	8,475,100	46,811,544
Airports of Thailand PCL, NVDR(d)	29,329,600	51,918,678
Bangkok Dusit Medical Services PCL, NVDR	23,005,300	16,898,385
Bangkok Expressway & Metro PCL, NVDR(d)	9,552,700	2,043,182
Bumrungrad Hospital PCL, NVDR	3,269,600	21,525,299
Central Retail Corp. PCL, NVDR(d)	7,481,600	6,228,562
Intouch Holdings PCL, NVDR	10,501,600	19,256,404
PTT Oil & Retail Business PCL, NVDR(d)	17,277,400	8,520,060
		173,202,114
Turkey — 1.3%
Akbank TAS	1,060,116	2,184,500
Aselsan Elektronik Sanayi Ve Ticaret A/S	3,480,956	6,335,738
BIM Birlesik Magazalar A/S	314,616	4,686,544
Coca-Cola Icecek A/S	198,051	4,680,342
KOC Holding AS	348,562	2,576,632
Pegasus Hava Tasimaciligi AS(a)	325,684	2,039,615
Turk Hava Yollari AO(a)	1,423,203	13,371,547
Turkcell Iletisim Hizmetleri AS	2,644,626	8,174,370
Turkiye Petrol Rafinerileri AS	583,414	3,199,220
Turkiye Sise ve Cam Fabrikalari AS	3,634,683	5,613,067
Yapi ve Kredi Bankasi A/S	2,513,381	2,520,928
		55,382,503
United Arab Emirates — 3.2%
Abu Dhabi National Oil Co. for Distribution PJSC	39,028,766	34,459,657
Aldar Properties PJSC	7,697,591	11,526,320
Americana Restaurants International PLC	11,311,860	9,978,200
Dubai Islamic Bank PJSC	21,337,167	32,066,310
Emaar Properties PJSC	765,780	1,597,004
Emirates NBD Bank PJSC	3,277,502	13,875,432
Emirates Telecommunications Group Co. PJSC	4,067,293	17,828,077
First Abu Dhabi Bank PJSC	4,745,158	14,985,865
Multiply Group PJSC(a)	10,809,142	5,561,939
		141,878,804
Total Common Stocks — 99.4%
(Cost: $3,648,626,245)		4,357,242,974

Preferred Stocks

Brazil — 0.1%
Cia. Paranaense de Energia - Copel, Preference
Shares, NVS	3,729,433	6,449,038
Security	Shares	Value

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(a)(c)	40,815,200	$4,514
South Korea — 0.6%
Samsung Electronics Co. Ltd., Preference
Shares, NVS	587,930	25,652,009
Total Preferred Stocks — 0.7%
(Cost: $53,773,643)		32,105,561

Rights

China — 0.0%
Kangmei Pharmaceutical Co. Ltd.,
(Expires 12/31/49)(c)	155,535	—
Total Rights — 0.0%
(Cost: $—)		—
Total Long-Term Investments — 100.1%
(Cost: $3,702,399,888)		4,389,348,535

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.49%(e)(f)(g)	13,054,974	13,058,891

Total Short-Term Securities — 0.3%
(Cost: $13,058,230)		13,058,891

Total Investments — 100.4%
(Cost: $3,715,458,118)		4,402,407,426

Liabilities in Excess of Other Assets — (0.4)%		(18,670,652)

Net Assets—100.0%		$4,383,736,774

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Min Vol Factor ETF
May 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$40,433,121	$—	$(27,380,592	)(a)	$17,524	$(11,162)	$13,058,891	13,054,974	$81,999	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	1,290,000	—	(1,290,000	)(a)	—	—	—	—	578,407		—
					$17,524	$(11,162)	$13,058,891		$660,406		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	127	06/21/24	$6,709	$(254,185)
2-Year U.S. Treasury Note	6	09/30/24	1,223	836
				$(253,349)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Min Vol Factor ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$659,268,391	$3,697,974,475	$108	$4,357,242,974
Preferred Stocks	6,449,038	25,652,009	4,514	32,105,561
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	13,058,891	—	—	13,058,891
	$678,776,320	$3,723,626,484	$4,622	$4,402,407,426
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$836	$—	$—	$836
Liabilities
Equity Contracts	(254,185)	—	—	(254,185)
	$(253,349)	$—	$—	$(253,349)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company